SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement dated January 15, 2016
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on
July 17, 2015, November 6, 2015 and December 17, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in the Large Cap Value Fund's Portfolio Management

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Value Fund, the text relating to AJO, L.P. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A.	Since 2016	Managing and Founding Principal
	Jacques A. Friedman, M.S.	Since 2016	Principal, Head of Global Stock Selection
	Ronen Israel, M.A	Since 2016	Principal
	Lars N. Nielsen, M.Sc.	Since 2016	Principal

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Large Cap Value Fund," the text relating to AJO, L.P. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Large Cap Value Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc. manage the portion of the Large Cap Value Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before founding the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

There are no other changes to the portfolio management of the Large Cap Value Fund.

Changes to the Small Cap Fund's Principal Investment Strategies and Sub-Advisers

In the Small Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (both common and preferred stocks) of small companies, including exchange-traded funds (ETFs) based on small capitalization indices and securities of real estate investment trusts (REITs). For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund may also invest in warrants and, to a lesser extent, in securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to Integrity Asset Management (a franchise within the registered adviser Victory Capital Management Inc.) is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Falcon Point Capital, LLC	Michael L. Thomas	Since 2016	Senior Portfolio Manager
	James A. Bitzer	Since 2016	Senior Managing Director
	Michael J. Mahoney	Since 2016	Senior Managing Director
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2016	Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2016	Head of Investment Management—Seattle Investment Center

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Fund," the text relating to Integrity Asset Management (a franchise within the registered adviser Victory Capital Management Inc.) is hereby deleted and replaced text with the following in the appropriate alphabetical order thereof:

Falcon Point Capital, LLC: Falcon Point Capital, LLC (Falcon Point), located at Two Embarcadero Center, Suite 420, San Francisco, California 94111 serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund allocated to Falcon Point. Michael L. Thomas, Senior Portfolio Manager, joined Falcon Point in 2002 from Dresdner RCM Global Investors, where he worked as part of a team managing a small cap growth portfolio. Prior to joining Dresdner RCM, Mr. Thomas worked as a sell-side research analyst covering various segments of the computer services industry for both Salomon Smith Barney and Montgomery Securities. Before entering the investment profession, he worked as a consultant for Andersen Consulting (now known as Accenture) focusing on custom computer system design and implementation. Mr. Thomas earned a B.A., Magna Cum Laude, in Finance from Loyola University in Maryland and an MBA with Honors from Columbia Business School. James A. Bitzer, CFA, Senior Managing Director and Director of Research, joined Falcon Point in 1998 from Prudential Investments, where he was Managing Director and Senior Portfolio Manager of the US Small Cap team. Mr. Bitzer spent a year in London managing Prudential's European small cap operations. Prior to his tenure as Managing Director, Mr. Bitzer served as Vice President, Corporate Finance of the Prudential Capital Group, where he originated and managed a portfolio of over $2 billion of debt, mezzanine and equity securities. Before his money management career, Mr. Bitzer worked as a financial analyst for Raytheon. Mr. Bitzer earned a B.A., Magna Cum Laude, in Business Economics from the University of California, Santa Barbara and an MBA with Honors in Finance from the University of Michigan Business School. Michael J. Mahoney, Senior Managing Director and Portfolio Manager, joined Falcon Point Capital in 2001 from Interwoven, where he was Director of Investor Relations. He held this position since 2000 when Interwoven acquired Neonyoyo, a wireless software startup where he was Chief Strategy Officer. Prior to Interwoven, Mr. Mahoney was an investment manager in San Francisco for 9 years, specializing in telecommunications, technology and media investments. Mr. Mahoney was Director of the Global Telemedia Group at Dresdner RCM Global Investors from 1999 to 2000. Previously he was Portfolio Manager of the GT (later AIM) Global Telecommunications fund and an analyst for GT Capital Management in San Francisco from 1991 to 1999. Before his money management career, Mr. Mahoney worked as a consultant at Bain & Company in Boston and as a corporate finance analyst at E. F. Hutton & Co. in New York. Mr. Mahoney has an MBA from the Stanford Graduate School of Business and a B.A. from Whitman College, where he was elected to Phi Beta Kappa and now serves on the Board of Overseers (emeritus) and the Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Small Cap Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

There are no other changes to the principal investment strategies or portfolio management of the Small Cap Fund.

Changes to the Small Cap Value Fund's Principal Investment Strategies and Sub-Advisers

In the Small Cap Value Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. The Fund will primarily seek to purchase securities believed to be attractively valued in relation to various measures which may include earnings, capital structure or return on invested capital. For the purpose of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change.

The Fund's investments in equity securities may include common and preferred stocks, warrants, and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to a Sub-Adviser are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Value Fund, the text relating to LMCG Investments, LLC, Martingale Asset Management L.P., Security Capital Research & Management Incorporated and William Blair Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A.	Since 2016	Managing and Founding Principal
	Jacques A. Friedman, M.S.	Since 2016	Principal, Head of Global Stock Selection
	Ronen Israel, M.A	Since 2016	Principal
	Lars N. Nielsen, M.Sc.	Since 2016	Principal
Cardinal Capital Management, L.L.C.	Eugene Fox III	Since 2016	Portfolio Manager
	Robert B. Kirkpatrick, CFA	Since 2016	Portfolio Manager
	Rachel D. Matthews	Since 2016	Portfolio Manager
	Robert Fields	Since 2016	Portfolio Manager
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2016	Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2016	Head of Investment Management—Seattle Investment Center
Snow Capital Management, L.P.	Joshua Schachter, CFA	Since 2016	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2016	Portfolio Manager, Principal

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Value Fund," the text relating to LMCG Investments, LLC, Martingale Asset Management L.P., Security Capital Research & Management Incorporated and William Blair Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Small Cap Value Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc. manage the portion of the Small Cap Value Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before founding the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

Cardinal Capital Management, L.L.C.: Cardinal Capital Management, L.L.C. (Cardinal), located at Four Greenwich Office Park, Greenwich, Connecticut 06831 serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund allocated to Cardinal. Eugene Fox, Robert Kirkpatrick and Rachel Matthews have all been with Cardinal for more than 14 years. Mr. Fox is a Managing Partner and Portfolio Manager of the Sub-Adviser. Before joining the Sub-Adviser in 1995, Mr. Fox was a managing director with Deltec Asset Management where he and a retired Managing Partner of the Sub-Adviser built the value equity investment management business. Mr. Fox joined Deltec in 1993 from D.S. Kennedy & Co., a small cap value equity firm, where he was an investment analyst. Prior to joining D.S. Kennedy & Co., he held financial positions at FMC Corporation from 1984 to 1991. These included positions as the director of pension investments and manager of corporate finance. Mr. Fox received his B.A. in economics from the University of Virginia and his MBA from the University of Chicago Graduate School of Business. Mr. Kirkpatrick is a Managing Partner and Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2000, Mr. Kirkpatrick was a partner at Breeco Management, a research driven equity hedge fund. Previously, Mr. Kirkpatrick held senior equity portfolio management positions with Unifund S.A., a Swiss-based global private investment company. Mr. Kirkpatrick also served for six years as a managing director at Bigler/Crossroads, a venture capital and small cap investment management firm. Mr. Kirkpatrick began his investment career in 1985 at CIGNA Corporation where he was a sector portfolio manager. While at CIGNA, Mr. Kirkpatrick also analyzed the electric utility, telecommunications, aerospace, and airline industries. Mr. Kirkpatrick received his B.A. in economics from the Williams College and earned the CFA professional designation in 1988. Ms. Matthews is a Partner and Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2001, Ms. Matthews was a high yield bond trader at Oppenheimer Funds, Inc. from 1996 to 1999. Ms. Matthews traded U.S. government securities at HSBC Securities from 1994 to 1996. Previously, Ms. Matthews was a private placement credit analyst at the Mutual Life Insurance Company of New York. Ms. Matthews received her B.A. in economics from Columbia University and her MBA from New York University. Mr. Fields has been in the investment industry since 1998. Prior to joining Cardinal in 2013, Mr. Fields was a partner and portfolio manager for two years at Ana Capital Management, a long-biased opportunistic value investment firm. Previously, Mr. Fields was a partner and director of research at Breeden Capital Management, a concentrated, long-only investment firm and an analyst covering value equities and distressed debt at MFP Investors, the personal investment firm of Michael F. Price.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Small Cap Value Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to SCM. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. His responsibilities include research, selection and portfolio management. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Small Cap Value Fund.

Changes to the Small Cap Growth Fund's Principal Investment Strategies and Sub-Advisers

In the Small Cap Growth Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For the purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to a Sub-Adviser are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Growth Fund, the text relating to AQR Capital Management, LLC and J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Axiom International Investors LLC	David Kim, CFA	Since 2006	Portfolio Manager
	Matthew Franco, CFA	Since 2006	Portfolio Manager
Falcon Point Capital, LLC	Michael L. Thomas	Since 2016	Senior Portfolio Manager
	James A. Bitzer	Since 2016	Senior Managing Director
	Michael J. Mahoney	Since 2016	Senior Managing Director
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2016	Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2016	Head of Investment Management—Seattle Investment Center

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Growth Fund," the text relating to AQR Capital Management, LLC and J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Axiom International Investors LLC: Axiom International Investors LLC (Axiom), located at 33 Benedict Place, 2nd Floor, Greenwich, Connecticut 06830 serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund allocated to Axiom. Matthew A. Franco, CFA, is the Lead Portfolio Manager for the Axiom Global and International Micro-Cap Equity Funds and Co-Portfolio Manager for the US Small Cap Equity Strategy and the International Small-Cap Equity Strategy. Mr. Franco was one of the original investment team members at Axiom's inception in 1998. Prior to Axiom, Mr. Franco was an Associate at Columbus Circle Investors, a unit of PIMCO Advisors LP, where he was an Analyst for the International Fund. Mr. Franco was also affiliated with investment boutique R.L. Renck & Company, a small capitalization company specialist firm. Mr. Franco has the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts. Mr. Franco holds a B.S. summa cum laude in Finance with a concentration in Asian Studies from Saint John's University. David Kim, CFA, is the Lead Portfolio Manager for the Axiom US Small Cap Equity Strategy and Co-Portfolio Manager for the Axiom Global and International Micro-Cap Funds. Prior to joining Axiom, Mr. Kim was a Research Analyst for small and micro-capitalization companies at Pinnacle Associates LTD. Mr. Kim is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Kim holds a B.S. degree in Business Administration from Georgetown University, with a double major in Finance and International Business. Mr. Kim also attended Georgetown University's Corporate Business Program at the Chinese University of Hong Kong.

Falcon Point Capital, LLC: Falcon Point Capital, LLC (Falcon Point), located at Two Embarcadero Center, Suite 420, San Francisco, California 94111 serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund allocated to Falcon Point. Michael L. Thomas, Senior Portfolio Manager, joined Falcon Point in 2002 from Dresdner RCM Global Investors, where he worked as part of a team managing a small cap growth portfolio. Prior to joining Dresdner RCM, Mr. Thomas worked as a sell-side research analyst covering various segments of the computer services industry for both Salomon Smith Barney and Montgomery Securities. Before entering the investment profession, he worked as a consultant for Andersen Consulting (now known as Accenture) focusing on custom computer system design and implementation. Mr. Thomas earned a B.A., Magna Cum Laude, in Finance from Loyola University in Maryland and an MBA with Honors from Columbia Business School. James A. Bitzer, CFA, Senior Managing Director and Director of Research, joined Falcon Point in 1998 from Prudential Investments, where he was Managing Director and Senior Portfolio Manager of the US Small Cap team. Mr. Bitzer spent a year in London managing Prudential's European small cap operations. Prior to his tenure as Managing Director, Mr. Bitzer served as Vice President, Corporate Finance of the Prudential Capital Group, where he originated and managed a portfolio of over $2 billion of debt, mezzanine and equity securities. Before his money management career, Mr. Bitzer worked as a financial analyst for Raytheon. Mr. Bitzer earned a B.A., Magna Cum Laude, in Business Economics from the University of California, Santa Barbara and an MBA with Honors in Finance from the University of Michigan Business School. Michael J. Mahoney, Senior Managing Director and Portfolio Manager, joined Falcon Point Capital in 2001 from Interwoven, where he was Director of Investor Relations. He held this position since 2000 when Interwoven acquired Neonyoyo, a wireless software startup where he was Chief Strategy Officer. Prior to Interwoven, Mr. Mahoney was an investment manager in San Francisco for 9 years, specializing in telecommunications, technology and media investments. Mr. Mahoney was Director of the Global Telemedia Group at Dresdner RCM Global Investors from 1999 to 2000. Previously he was Portfolio Manager of the GT (later AIM) Global Telecommunications fund and an analyst for GT Capital Management in San Francisco from 1991 to 1999. Before his money management career, Mr. Mahoney worked as a consultant at Bain & Company in Boston and as a corporate finance analyst at E. F. Hutton & Co. in New York. Mr. Mahoney has an MBA from the Stanford Graduate School of Business and a B.A. from Whitman College, where he was elected to Phi Beta Kappa and now serves on the Board of Overseers (emeritus) and the Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Small Cap Growth Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

There are no other changes to the principal investment strategies or portfolio management of the Small Cap Growth Fund.

Changes to the Tax-Managed Small/Mid Cap Fund's Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Small/Mid Cap Fund, the text relating to LMCG Investments, LLC and William Blair Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A.	Since 2016	Managing and Founding Principal
	Jacques A. Friedman, M.S.	Since 2016	Principal, Head of Global Stock Selection
	Ronen Israel, M.A	Since 2016	Principal
	Lars N. Nielsen, M.Sc.	Since 2016	Principal
Cardinal Capital Management, L.L.C.	Eugene Fox III	Since 2016	Portfolio Manager
	Robert B. Kirkpatrick, CFA	Since 2016	Portfolio Manager
	Rachel D. Matthews	Since 2016	Portfolio Manager
	Robert Fields	Since 2016	Portfolio Manager
Fiduciary Management Associates, LLC	Kathryn A. Vorisek	Since 2016	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager
	Leo Harmon, CFA	Since 2016	Managing Director, Director of Research and Small/SMID Cap Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Tax-Managed Small/Mid Cap Fund," the text relating to LMCG Investments, LLC and William Blair Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc. manage the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before founding the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

Cardinal Capital Management, L.L.C.: Cardinal Capital Management, L.L.C. (Cardinal), located at Four Greenwich Office Park, Greenwich, Connecticut 06831 serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund allocated to Cardinal. Eugene Fox, Robert Kirkpatrick and Rachel Matthews have all been with Cardinal for more than 14 years. Mr. Fox is a Managing Partner and Portfolio Manager of the Sub-Adviser. Before joining the Sub-Adviser in 1995, Mr. Fox was a managing director with Deltec Asset Management where he and a retired Managing Partner of the Sub-Adviser built the value equity investment management business. Mr. Fox joined Deltec in 1993 from D.S. Kennedy & Co., a small cap value equity firm, where he was an investment analyst. Prior to joining D.S. Kennedy & Co., he held financial positions at FMC Corporation from 1984 to 1991. These included positions as the director of pension investments and manager of corporate finance. Mr. Fox received his B.A. in economics from the University of Virginia and his MBA from the University of Chicago Graduate School of Business. Mr. Kirkpatrick is a Managing Partner and Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2000, Mr. Kirkpatrick was a partner at Breeco Management, a research driven equity hedge fund. Previously, Mr. Kirkpatrick held senior equity portfolio management positions with Unifund S.A., a Swiss-based global private investment company. Mr. Kirkpatrick also served for six years as a managing director at Bigler/Crossroads, a venture capital and small cap investment management firm. Mr. Kirkpatrick began his investment career in 1985 at CIGNA Corporation where he was a sector portfolio manager. While at CIGNA, Mr. Kirkpatrick also analyzed the electric utility, telecommunications, aerospace, and airline industries. Mr. Kirkpatrick received his B.A. in economics from the Williams College and earned the CFA professional designation in 1988. Rachel Matthews is a Partner and Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2001, Ms. Matthews was a high yield bond trader at Oppenheimer Funds, Inc. from 1996 to 1999. Ms. Matthews traded U.S. government securities at HSBC Securities from 1994 to 1996. Previously, Ms. Matthews was a private placement credit analyst at the Mutual Life Insurance Company of New York. Ms. Matthews received her B.A. in economics from Columbia University and her MBA from New York University. Robert Fields has been in the investment industry since 1998. Prior to joining Cardinal in 2013, Mr. Fields was a partner and portfolio manager for two years at Ana Capital Management, a long-biased opportunistic value investment firm. Previously, Mr. Fields was a partner and director of research at Breeden Capital Management, a concentrated, long-only investment firm and an analyst covering value equities and distressed debt at MFP Investors, the personal investment firm of Michael F. Price.

Fiduciary Management Associates, LLC: Fiduciary Management Associates, LLC (FMA), located at 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. Kathryn A. Vorisek, Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager, and Leo Harmon, CFA, Managing Director, Director of Research and Small/SMID Cap Portfolio Manager, manage the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to FMA. As Chief Investment Officer, Ms. Vorisek is

responsible for determining the overall strategic direction of the portfolio and retains the ultimate authority for specific investment decisions. She is supported in the role by Mr. Harmon, who also serves as portfolio manager, and by a team of analysts who share responsibility for sector and company specific analysis. Ms. Vorisek joined FMA in 1996 and was appointed FMA's Chief Investment Officer in 2000. She also has analytical responsibility for the consumer staples and energy sectors. Ms. Vorisek possesses more than 32 years of experience in the investment industry and holds a B.S. in Finance from Marquette University and an M.B.A. from the Kellogg Graduate School of Management at Northwestern University in Finance and International Business. Mr. Harmon joined FMA in 2003 and manages the firm's research efforts; he also has analytical responsibility for the financial services-banking sector. Mr. Harmon has more than 22 years of industry experience as a portfolio manager and research analyst covering a variety of industries in both larger and smaller market capitalizations, with expertise in financial services. Prior to joining FMA, Mr. Harmon was a portfolio manager at Allstate Insurance, Allstate Investments LLC. He earned a B.S. from Bradley University and an M.B.A. from Duke University.

There are no other changes to the principal investment strategies or portfolio management of the Tax-Managed Small/Mid Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-988 (01/16)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
(the "Funds")

Supplement dated January 15, 2016
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on July 17, 2015

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in the Large Cap Value Fund's Portfolio Management

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Value Fund, the text relating to AJO, L.P. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A.	Since 2016	Managing and Founding Principal
	Jacques A. Friedman, M.S.	Since 2016	Principal, Head of Global Stock Selection
	Ronen Israel, M.A	Since 2016	Principal
	Lars N. Nielsen, M.Sc.	Since 2016	Principal

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Large Cap Value Fund," the text relating to AJO, L.P. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Large Cap Value Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc. manage the portion of the Large Cap Value Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before founding the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

There are no other changes to the portfolio management of the Large Cap Value Fund.

Changes to the Small Cap Fund's Principal Investment Strategies and Sub-Advisers

In the Small Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (both common and preferred stocks) of small companies, including exchange-traded funds (ETFs) based on small capitalization indices and securities of real estate investment trusts (REITs). For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund may also invest in warrants and, to a lesser extent, in securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to Integrity Asset Management (a franchise within the registered adviser Victory Capital Management Inc.) is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Falcon Point Capital, LLC	Michael L. Thomas	Since 2016	Senior Portfolio Manager
	James A. Bitzer	Since 2016	Senior Managing Director
	Michael J. Mahoney	Since 2016	Senior Managing Director
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2016	Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2016	Head of Investment Management—Seattle Investment Center

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Fund," the text relating to Integrity Asset Management (a franchise within the registered adviser Victory Capital Management Inc.) is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Falcon Point Capital, LLC: Falcon Point Capital, LLC (Falcon Point), located at Two Embarcadero Center, Suite 420, San Francisco, California 94111 serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund allocated to Falcon Point. Michael L. Thomas, Senior Portfolio Manager, joined Falcon Point in 2002 from Dresdner RCM Global Investors, where he worked as part of a team managing a small cap growth portfolio. Prior to joining Dresdner RCM, Mr. Thomas worked as a sell-side research analyst covering various segments of the computer services industry for both Salomon Smith Barney and Montgomery Securities. Before entering the investment profession, he worked as a consultant for Andersen Consulting (now known as Accenture) focusing on custom computer system design and implementation. Mr. Thomas earned a B.A., Magna Cum Laude, in Finance from Loyola University in Maryland and an MBA with Honors from Columbia Business School. James A. Bitzer, CFA, Senior Managing Director and Director of Research, joined Falcon Point in 1998 from Prudential Investments, where he was Managing Director and Senior Portfolio Manager of the US Small Cap team. Mr. Bitzer spent a year in London managing Prudential's European small cap operations. Prior to his tenure as Managing Director, Mr. Bitzer served as Vice President, Corporate Finance of the Prudential Capital Group, where he originated and managed a portfolio of over $2 billion of debt, mezzanine and equity securities. Before his money management career, Mr. Bitzer worked as a financial analyst for Raytheon. Mr. Bitzer earned a B.A., Magna Cum Laude, in Business Economics from the University of California, Santa Barbara and an MBA with Honors in Finance from the University of Michigan Business School. Michael J. Mahoney, Senior Managing Director and Portfolio Manager, joined Falcon Point Capital in 2001 from Interwoven, where he was Director of Investor Relations. He held this position since 2000 when Interwoven acquired Neonyoyo, a wireless software startup where he was Chief Strategy Officer. Prior to Interwoven, Mr. Mahoney was an investment manager in San Francisco for 9 years, specializing in telecommunications, technology and media investments. Mr. Mahoney was Director of the Global Telemedia Group at Dresdner RCM Global Investors from 1999 to 2000. Previously he was Portfolio Manager of the GT (later AIM) Global Telecommunications fund and an analyst for GT Capital Management in San Francisco from 1991 to 1999. Before his money management career, Mr. Mahoney worked as a consultant at Bain & Company in Boston and as a corporate finance analyst at E. F. Hutton & Co. in New York. Mr. Mahoney has an MBA from the Stanford Graduate School of Business and a B.A. from Whitman College, where he was elected to Phi Beta Kappa and now serves on the Board of Overseers (emeritus) and the Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Small Cap Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

There are no other changes to the principal investment strategies or portfolio management of the Small Cap Fund.

Changes to the Small Cap Value Fund's Principal Investment Strategies and Sub-Advisers

In the Small Cap Value Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. The Fund will primarily seek to purchase securities believed to be attractively valued in relation to various measures which may include earnings, capital structure or return on invested capital. For the purpose of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants, and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to a Sub-Adviser are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Value Fund, the text relating to LMCG Investments, LLC, Martingale Asset Management L.P., Security Capital Research & Management Incorporated and William Blair Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A.	Since 2016	Managing and Founding Principal
	Jacques A. Friedman, M.S.	Since 2016	Principal, Head of Global Stock Selection
	Ronen Israel, M.A	Since 2016	Principal
	Lars N. Nielsen, M.Sc.	Since 2016	Principal
Cardinal Capital Management, L.L.C.	Eugene Fox III	Since 2016	Portfolio Manager
	Robert B. Kirkpatrick, CFA	Since 2016	Portfolio Manager
	Rachel D. Matthews	Since 2016	Portfolio Manager
	Robert Fields	Since 2016	Portfolio Manager
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2016	Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2016	Head of Investment Management—Seattle Investment Center
Snow Capital Management, L.P.	Joshua Schachter, CFA	Since 2016	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2016	Portfolio Manager, Principal

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Value Fund," the text relating to LMCG Investments, LLC, Martingale Asset Management L.P., Security Capital Research & Management Incorporated and William Blair Investment Management, LLC and is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Small Cap Value Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc. manage the portion of the Small Cap Value Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before founding the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

Cardinal Capital Management, L.L.C.: Cardinal Capital Management, L.L.C. (Cardinal), located at Four Greenwich Office Park, Greenwich, Connecticut 06831 serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund allocated to Cardinal. Eugene Fox, Robert Kirkpatrick and Rachel Matthews have all been with Cardinal for more than 14 years. Mr. Fox is a Managing Partner and Portfolio Manager of the Sub-Adviser. Before joining the Sub-Adviser in 1995, Mr. Fox was a managing director with Deltec Asset Management where he and a retired Managing Partner of the Sub-Adviser built the value equity investment management business. Mr. Fox joined Deltec in 1993 from D.S. Kennedy & Co., a small cap value equity firm, where he was an investment analyst. Prior to joining D.S. Kennedy & Co., he held financial positions at FMC Corporation from 1984 to 1991. These included positions as the director of pension investments and manager of corporate finance. Mr. Fox received his B.A. in economics from the University of Virginia and his MBA from the University of Chicago Graduate School of Business. Mr. Kirkpatrick is a Managing Partner and Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2000, Mr. Kirkpatrick was a partner at Breeco Management, a research driven equity hedge fund. Previously, Mr. Kirkpatrick held senior equity portfolio management positions with Unifund S.A., a Swiss-based global private investment company. Mr. Kirkpatrick also served for six years as a managing director at Bigler/Crossroads, a venture capital and small cap investment management firm. Mr. Kirkpatrick began his investment career in 1985 at CIGNA Corporation where he was a sector portfolio manager. While at CIGNA, Mr. Kirkpatrick also analyzed the electric utility, telecommunications, aerospace, and airline industries. Mr. Kirkpatrick received his B.A. in economics from the Williams College and earned the CFA professional designation in 1988. Rachel Matthews is a Partner and

Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2001, Ms. Matthews was a high yield bond trader at Oppenheimer Funds, Inc. from 1996 to 1999. Ms. Matthews traded U.S. government securities at HSBC Securities from 1994 to 1996. Previously, Ms. Matthews was a private placement credit analyst at the Mutual Life Insurance Company of New York. Ms. Matthews received her B.A. in economics from Columbia University and her MBA from New York University. Robert Fields has been in the investment industry since 1998. Prior to joining Cardinal in 2013, Mr. Fields was a partner and portfolio manager for two years at Ana Capital Management, a long-biased opportunistic value investment firm. Previously, Mr. Fields was a partner and director of research at Breeden Capital Management, a concentrated, long-only investment firm and an analyst covering value equities and distressed debt at MFP Investors, the personal investment firm of Michael F. Price.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Small Cap Value Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to SCM. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. His responsibilities include research, selection and portfolio management. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Small Cap Value Fund.

Changes to the Small Cap Growth Fund's Principal Investment Strategies and Sub-Advisers

In the Small Cap Growth Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For the purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to a Sub-Adviser are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Growth Fund, the text relating to AQR Capital Management, LLC and J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Axiom International Investors LLC	David Kim, CFA	Since 2006	Portfolio Manager
	Matthew Franco, CFA	Since 2006	Portfolio Manager
Falcon Point Capital, LLC	Michael L. Thomas	Since 2016	Senior Portfolio Manager
	James A. Bitzer	Since 2016	Senior Managing Director
	Michael J. Mahoney	Since 2016	Senior Managing Director
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2016	Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2016	Head of Investment Management—Seattle Investment Center

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Growth Fund," the text relating to AQR Capital Management, LLC and J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Axiom International Investors LLC: Axiom International Investors LLC (Axiom), located at 33 Benedict Place, 2nd Floor, Greenwich, Connecticut 06830 serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund allocated to Axiom. Matthew A. Franco, CFA, is the Lead Portfolio Manager for the Axiom Global and International Micro-Cap Equity Funds and Co-Portfolio Manager for the US Small Cap Equity Strategy and the International Small-Cap Equity Strategy. Mr. Franco was one of the original investment team members at Axiom's inception in 1998. Prior to Axiom, Mr. Franco was an Associate at Columbus Circle Investors, a unit of PIMCO Advisors LP, where he was an Analyst for the International Fund. Mr. Franco was also affiliated with investment boutique R.L. Renck & Company, a small capitalization company specialist firm. Mr. Franco has the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts. Mr. Franco holds a B.S. summa cum laude in Finance with a concentration in Asian Studies from Saint John's University. David Kim, CFA, is the Lead Portfolio Manager for the Axiom US Small Cap Equity Strategy and Co-Portfolio Manager for the Axiom Global and International Micro-Cap Funds. Prior to joining Axiom, Mr. Kim was a Research Analyst for small and micro-capitalization companies at Pinnacle Associates LTD. Mr. Kim is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Kim holds a B.S. degree in Business Administration from Georgetown University, with a double major in Finance and International Business. Mr. Kim also attended Georgetown University's Corporate Business Program at the Chinese University of Hong Kong.

Falcon Point Capital, LLC: Falcon Point Capital, LLC (Falcon Point), located at Two Embarcadero Center, Suite 420, San Francisco, California 94111 serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund allocated to Falcon Point. Michael L. Thomas, Senior Portfolio Manager, joined Falcon Point in 2002 from Dresdner RCM Global Investors, where he worked as part of a team managing a small cap growth portfolio. Prior to joining Dresdner RCM, Mr. Thomas worked as a sell-side research analyst covering various segments of the computer services industry for both Salomon Smith Barney and Montgomery Securities. Before entering the investment profession, he worked as a consultant for Andersen Consulting (now known as Accenture) focusing on custom computer system design and implementation. Mr. Thomas earned a B.A., Magna Cum Laude, in Finance from Loyola University in Maryland and an MBA with Honors from Columbia Business School. James A. Bitzer, CFA, Senior Managing Director and Director of Research, joined Falcon Point in 1998 from Prudential Investments, where he was Managing Director and Senior Portfolio Manager of the US Small Cap team. Mr. Bitzer spent a year in London managing Prudential's European small cap operations. Prior to his tenure as Managing Director, Mr. Bitzer served as Vice President, Corporate Finance of the Prudential Capital Group, where he originated and managed a portfolio of over $2 billion of debt, mezzanine and equity securities. Before his money management career, Mr. Bitzer worked as a financial analyst for Raytheon. Mr. Bitzer earned a B.A., Magna Cum Laude, in Business Economics from the University of California, Santa Barbara and an MBA with Honors in Finance from the University of Michigan Business School. Michael J. Mahoney, Senior Managing Director and Portfolio Manager, joined Falcon Point Capital in 2001 from Interwoven, where he was Director of Investor Relations. He held this position since 2000 when Interwoven acquired Neonyoyo, a wireless software startup where he was Chief Strategy Officer. Prior to Interwoven, Mr. Mahoney was an investment manager in San Francisco for 9 years, specializing in telecommunications, technology and media investments. Mr. Mahoney was Director of the Global Telemedia Group at Dresdner RCM Global Investors from 1999 to 2000. Previously he was Portfolio Manager of the GT (later AIM) Global Telecommunications fund and an analyst for GT Capital Management in San Francisco from 1991 to 1999. Before his money management career, Mr. Mahoney worked as a consultant at Bain & Company in Boston and as a corporate finance analyst at E. F. Hutton & Co. in New York. Mr. Mahoney has an MBA from the Stanford Graduate School of Business and a B.A. from Whitman College, where he was elected to Phi Beta Kappa and now serves on the Board of Overseers (emeritus) and the Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Small Cap Growth Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

There are no other changes to the principal investment strategies or portfolio management of the Small Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-989 (01/16)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement dated January 15, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on July 17, 2015, November 6, 2015 and December 17, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in the Large Cap Value Fund's Portfolio Management

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Value Fund, the text relating to AJO, L.P. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A.	Since 2016	Managing and Founding Principal
	Jacques A. Friedman, M.S.	Since 2016	Principal, Head of Global Stock Selection
	Ronen Israel, M.A	Since 2016	Principal
	Lars N. Nielsen, M.Sc.	Since 2016	Principal

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Large Cap Value Fund," the text relating to AJO, L.P. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Large Cap Value Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc. manage the portion of the Large Cap Value Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before founding the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

There are no other changes to the portfolio management of the Large Cap Value Fund.

Changes to the Small Cap Fund's Principal Investment Strategies and Sub-Advisers

In the Small Cap Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (both common and preferred stocks) of small companies, including exchange-traded funds (ETFs) based on small capitalization indices and securities of real estate investment trusts (REITs). For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund may also invest in warrants and, to a lesser extent, in securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Fund, the text relating to Integrity Asset Management (a franchise within the registered adviser Victory Capital Management Inc.) is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Falcon Point Capital, LLC	Michael L. Thomas	Since 2016	Senior Portfolio Manager
	James A. Bitzer	Since 2016	Senior Managing Director
	Michael J. Mahoney	Since 2016	Senior Managing Director
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2016	Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2016	Head of Investment Management—Seattle Investment Center

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Fund," the text relating to Integrity Asset Management (a franchise within the registered adviser Victory Capital Management Inc.) is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Falcon Point Capital, LLC: Falcon Point Capital, LLC (Falcon Point), located at Two Embarcadero Center, Suite 420, San Francisco, California 94111 serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund allocated to Falcon Point. Michael L. Thomas, Senior Portfolio Manager, joined Falcon Point in 2002 from Dresdner RCM Global Investors, where he worked as part of a team managing a small cap growth portfolio. Prior to joining Dresdner RCM, Mr. Thomas worked as a sell-side research analyst covering various segments of the computer services industry for both Salomon Smith Barney and Montgomery Securities. Before entering the investment profession, he worked as a consultant for Andersen Consulting (now known as Accenture) focusing on custom computer system design and implementation. Mr. Thomas earned a B.A., Magna Cum Laude, in Finance from Loyola University in Maryland and an MBA with Honors from Columbia Business School. James A. Bitzer, CFA, Senior Managing Director and Director of Research, joined Falcon Point in 1998 from Prudential Investments, where he was Managing Director and Senior Portfolio Manager of the US Small Cap team. Mr. Bitzer spent a year in London managing Prudential's European small cap operations. Prior to his tenure as Managing Director, Mr. Bitzer served as Vice President, Corporate Finance of the Prudential Capital Group, where he originated and managed a portfolio of over $2 billion of debt, mezzanine and equity securities. Before his money management career, Mr. Bitzer worked as a financial analyst for Raytheon. Mr. Bitzer earned a B.A., Magna Cum Laude, in Business Economics from the University of California, Santa Barbara and an MBA with Honors in Finance from the University of Michigan Business School. Michael J. Mahoney, Senior Managing Director and Portfolio Manager, joined Falcon Point Capital in 2001 from Interwoven, where he was Director of Investor Relations. He held this position since 2000 when Interwoven acquired Neonyoyo, a wireless software startup where he was Chief Strategy Officer. Prior to Interwoven, Mr. Mahoney was an investment manager in San Francisco for 9 years, specializing in telecommunications, technology and media investments. Mr. Mahoney was Director of the Global Telemedia Group at Dresdner RCM Global Investors from 1999 to 2000. Previously he was Portfolio Manager of the GT (later AIM) Global Telecommunications fund and an analyst for GT Capital Management in San Francisco from 1991 to 1999. Before his money management career, Mr. Mahoney worked as a consultant at Bain & Company in Boston and as a corporate finance analyst at E. F. Hutton & Co. in New York. Mr. Mahoney has an MBA from the Stanford Graduate School of Business and a B.A. from Whitman College, where he was elected to Phi Beta Kappa and now serves on the Board of Overseers (emeritus) and the Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Small Cap Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

There are no other changes to the principal investment strategies or portfolio management of the Small Cap Fund.

Changes to the Small Cap Value Fund's Principal Investment Strategies and Sub-Advisers

In the Small Cap Value Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. The Fund will primarily seek to purchase securities believed to be attractively valued in relation to various measures which may include earnings, capital structure or return on invested capital. For the purpose of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants, and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to a Sub-Adviser are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Value Fund, the text relating to LMCG Investments, LLC, Martingale Asset Management L.P., Security Capital Research & Management Incorporated and William Blair Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A.	Since 2016	Managing and Founding Principal
	Jacques A. Friedman, M.S.	Since 2016	Principal, Head of Global Stock Selection
	Ronen Israel, M.A	Since 2016	Principal
	Lars N. Nielsen, M.Sc.	Since 2016	Principal
Cardinal Capital Management, L.L.C.	Eugene Fox III	Since 2016	Portfolio Manager
	Robert B. Kirkpatrick, CFA	Since 2016	Portfolio Manager
	Rachel D. Matthews	Since 2016	Portfolio Manager
	Robert Fields	Since 2016	Portfolio Manager
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2016	Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2016	Head of Investment Management—Seattle Investment Center
Snow Capital Management, L.P.	Joshua Schachter, CFA	Since 2016	Senior Portfolio Manager, Principal
	Anne Wickland, CFA	Since 2016	Portfolio Manager, Principal

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Value Fund," the text relating to LMCG Investments, LLC, Martingale Asset Management L.P., Security Capital Research & Management Incorporated and William Blair Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Small Cap Value Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc. manage the portion of the Small Cap Value Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded

AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before founding the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

Cardinal Capital Management, L.L.C.: Cardinal Capital Management, L.L.C. (Cardinal), located at Four Greenwich Office Park, Greenwich, Connecticut 06831 serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund allocated to Cardinal. Eugene Fox, Robert Kirkpatrick and Rachel Matthews have all been with Cardinal for more than 14 years. Mr. Fox is a Managing Partner and Portfolio Manager of the Sub-Adviser. Before joining the Sub-Adviser in 1995, Mr. Fox was a managing director with Deltec Asset Management where he and a retired Managing Partner of the Sub-Adviser built the value equity investment management business. Mr. Fox joined Deltec in 1993 from D.S. Kennedy & Co., a small cap value equity firm, where he was an investment analyst. Prior to joining D.S. Kennedy & Co., he held financial positions at FMC Corporation from 1984 to 1991. These included positions as the director of pension investments and manager of corporate finance. Mr. Fox received his BA in economics from the University of Virginia and his MBA from the University of Chicago Graduate School of Business. Mr. Kirkpatrick is a Managing Partner and Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2000, Mr. Kirkpatrick was a partner at Breeco Management, a research driven equity hedge fund. Previously, Mr. Kirkpatrick held senior equity portfolio management positions with Unifund S.A., a Swiss-based global private investment company. Mr. Kirkpatrick also served for six years as a managing director at Bigler/Crossroads, a venture capital and small cap investment management firm. Mr. Kirkpatrick began his investment career in 1985 at CIGNA Corporation where he was a sector portfolio manager. While at CIGNA, Mr. Kirkpatrick also analyzed the electric utility, telecommunications, aerospace, and airline industries. Mr. Kirkpatrick received his BA in economics from the Williams College and earned the CFA professional designation in 1988. Rachel Matthews is a Partner and Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2001, Ms. Matthews was a high yield bond trader at Oppenheimer Funds, Inc. from 1996 to 1999. Ms. Matthews traded U.S. government securities at HSBC Securities from 1994 to 1996. Previously, Ms. Matthews was a private placement credit analyst at the Mutual Life Insurance Company of New York. Ms. Matthews received her BA in economics from Columbia University and her MBA from New York University. Robert Fields has been in the investment industry since 1998. Prior to joining Cardinal in 2013, Mr. Fields was a partner and portfolio manager for two years at Ana Capital Management, a long-biased opportunistic value investment firm. Previously, Mr. Fields was a partner and director of research at Breeden Capital Management, a concentrated, long-only investment firm and an analyst covering value equities and distressed debt at MFP Investors, the personal investment firm of Michael F. Price.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Small Cap Value Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

Snow Capital Management, L.P.: Snow Capital Management, L.P. (SCM), located at 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to SCM. Joshua Schachter, CFA is a Senior Portfolio Manager and Principal at SCM, and has been with the firm since its inception in 2001. His responsibilities include research, selection and portfolio management. Anne Wickland, CFA is a Portfolio Manager and Principal at SCM. She joined the firm in 2006 as a Senior Analyst, and was appointed to her current role in 2010.

There are no other changes to the principal investment strategies or portfolio management of the Small Cap Value Fund.

Changes to the Small Cap Growth Fund's Principal Investment Strategies and Sub-Advisers

In the Small Cap Growth Fund's "Principal Investment Strategies" section, the text is hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For the purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to a Sub-Adviser are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap Growth Fund, the text relating to AQR Capital Management, LLC and J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Axiom International Investors LLC	David Kim, CFA	Since 2006	Portfolio Manager
	Matthew Franco, CFA	Since 2006	Portfolio Manager
Falcon Point Capital, LLC	Michael L. Thomas	Since 2016	Senior Portfolio Manager
	James A. Bitzer	Since 2016	Senior Managing Director
	Michael J. Mahoney	Since 2016	Senior Managing Director
Parametric Portfolio Associates LLC	Paul Bouchey	Since 2016	Chief Investment Officer—Seattle Investment Center
	Thomas Seto	Since 2016	Head of Investment Management—Seattle Investment Center

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap Growth Fund," the text relating to AQR Capital Management, LLC and J.P. Morgan Investment Management Inc. is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Axiom International Investors LLC: Axiom International Investors LLC (Axiom), located at 33 Benedict Place, 2nd Floor, Greenwich, Connecticut 06830 serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund allocated to Axiom. Matthew A. Franco, CFA, is the Lead Portfolio Manager for the Axiom Global and International Micro-Cap Equity Funds and Co-Portfolio Manager for the US Small Cap Equity Strategy and the International Small-Cap Equity Strategy. Mr. Franco was one of the original investment team members at Axiom's inception in 1998. Prior to Axiom, Mr. Franco was an Associate at Columbus Circle Investors, a unit of PIMCO Advisors LP, where he was an Analyst for the International Fund. Mr. Franco was also affiliated with investment boutique R.L. Renck & Company, a small capitalization company specialist firm. Mr. Franco has the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts. Mr. Franco holds a B.S. summa cum laude in Finance with a concentration in Asian Studies from Saint John's University. David Kim, CFA, is the Lead Portfolio Manager for the Axiom US Small Cap Equity Strategy and Co-Portfolio Manager for the Axiom Global and International Micro-Cap Funds. Prior to joining Axiom, Mr. Kim was a Research Analyst for small and micro-capitalization companies at Pinnacle Associates LTD. Mr. Kim is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Kim holds a B.S. degree in Business Administration from Georgetown University, with a double major in Finance and International Business. Mr. Kim also attended Georgetown University's Corporate Business Program at the Chinese University of Hong Kong.

Falcon Point Capital, LLC: Falcon Point Capital, LLC (Falcon Point), located at Two Embarcadero Center, Suite 420, San Francisco, California 94111 serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund allocated to Falcon Point. Michael L. Thomas, Senior Portfolio Manager, joined Falcon Point in 2002 from Dresdner RCM Global Investors, where he worked as part of a team managing a small cap growth portfolio. Prior to joining Dresdner RCM, Mr. Thomas worked as a sell-side research analyst covering various segments of the computer services industry for both Salomon Smith Barney and Montgomery Securities. Before entering the investment profession, he worked as a consultant for Andersen Consulting (now known as Accenture) focusing on custom computer system design and implementation. Mr. Thomas earned a B.A., Magna Cum Laude, in Finance from Loyola University in Maryland and an MBA with Honors from Columbia Business School. James A. Bitzer, CFA, Senior Managing Director and Director of Research, joined Falcon Point in 1998 from Prudential Investments, where he was Managing Director and Senior Portfolio Manager of the US Small Cap team. Mr. Bitzer spent a year in London managing Prudential's European small cap operations. Prior to his tenure as Managing Director, Mr. Bitzer served as Vice President, Corporate Finance of the Prudential Capital Group, where he originated and managed a portfolio of over $2 billion of debt, mezzanine and equity securities. Before his money management career, Mr. Bitzer worked as a financial analyst for Raytheon. Mr. Bitzer earned a B.A., Magna Cum Laude, in Business Economics from the University of California, Santa Barbara and an MBA with Honors in Finance from the University of Michigan Business School. Michael J. Mahoney, Senior Managing Director and Portfolio Manager, joined Falcon Point Capital in 2001 from Interwoven, where he was Director of Investor Relations. He held this position since 2000 when Interwoven acquired Neonyoyo, a wireless software startup where he was Chief Strategy Officer. Prior to Interwoven, Mr. Mahoney was an investment manager in San Francisco for 9 years, specializing in telecommunications, technology and media investments. Mr. Mahoney was Director of the Global Telemedia Group at Dresdner RCM Global Investors from 1999 to 2000. Previously he was Portfolio Manager of the GT (later AIM) Global Telecommunications fund and an analyst for GT Capital Management in San Francisco from 1991 to 1999. Before his money management career, Mr. Mahoney worked as a consultant at Bain & Company in Boston and as a corporate finance analyst at E. F. Hutton & Co. in New York. Mr. Mahoney has an MBA from the Stanford Graduate School of Business and a B.A. from Whitman College, where he was elected to Phi Beta Kappa and now serves on the Board of Overseers (emeritus) and the Investment Committee.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC (Parametric), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals at Parametric, led by Paul Bouchey, Chief Investment Officer—Seattle Investment Center, and Thomas Seto, Head of Investment Management—Seattle Investment Center, manages the portion of the Small Cap Growth Fund's assets allocated to Parametric. Messrs. Bouchey and Seto have been with Parametric since 2006 and 1998, respectively.

There are no other changes to the principal investment strategies or portfolio management of the Small Cap Growth Fund.

Changes to the Tax-Managed Small/Mid Cap Fund's Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Small/Mid Cap Fund, the text relating to LMCG Investments, LLC and William Blair Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AQR Capital Management, LLC	Clifford S. Asness, Ph.D., M.B.A.	Since 2016	Managing and Founding Principal
	Jacques A. Friedman, M.S.	Since 2016	Principal, Head of Global Stock Selection
	Ronen Israel, M.A	Since 2016	Principal
	Lars N. Nielsen, M.Sc.	Since 2016	Principal
Cardinal Capital Management, L.L.C.	Eugene Fox III	Since 2016	Portfolio Manager
	Robert B. Kirkpatrick, CFA	Since 2016	Portfolio Manager
	Rachel D. Matthews	Since 2016	Portfolio Manager
	Robert Fields	Since 2016	Portfolio Manager
Fiduciary Management Associates, LLC	Kathryn A. Vorisek	Since 2016	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager
	Leo Harmon, CFA	Since 2016	Managing Director, Director of Research and Small/SMID Cap Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Tax-Managed Small/Mid Cap Fund," the text relating to LMCG Investments, LLC and William Blair Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. Clifford S. Asness, Ph.D., M.B.A., Jacques A. Friedman, M.S., Ronen Israel, M.A., and Lars N. Nielsen, M.Sc. manage the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to AQR. Dr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day-to-day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, Head of Global Stock Selection, joined AQR at its inception in 1998, and oversees research and portfolio management for the firm's equity products and strategies. Mr. Israel, Principal, joined AQR in 1999 and co-founded the Global Stock Selection team before founding the Global Alternative Premia group, focusing on portfolio management and research. Mr. Nielsen, Principal, joined AQR in 2000, and oversees research in the Global Stock Selection and Global Asset Allocation teams. He is also part of the portfolio management teams for several hedge funds and long-only portfolios.

Cardinal Capital Management, L.L.C.: Cardinal Capital Management, L.L.C. (Cardinal), located at Four Greenwich Office Park, Greenwich, Connecticut 06831 serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund allocated to Cardinal. Eugene Fox, Robert Kirkpatrick and Rachel Matthews have all been with Cardinal for more than 14 years. Mr. Fox is a Managing Partner and Portfolio Manager of the Sub-Adviser. Before joining the Sub-Adviser in 1995, Mr. Fox was a managing director with Deltec Asset Management where he and a retired Managing Partner of the Sub-Adviser built the value equity investment management business. Mr. Fox joined Deltec in 1993 from D.S. Kennedy & Co., a small cap value equity firm, where he was an investment analyst. Prior to joining D.S. Kennedy & Co., he held financial positions at FMC Corporation from 1984 to 1991. These included positions as the director of pension investments and manager of corporate finance. Mr. Fox received his BA in economics from the University of Virginia and his MBA from the University of Chicago Graduate School of Business. Mr. Kirkpatrick is a Managing Partner and Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2000, Mr. Kirkpatrick was a partner at Breeco Management, a research driven equity hedge fund. Previously, Mr. Kirkpatrick held senior equity portfolio management positions with Unifund S.A., a Swiss-based global private investment company. Mr. Kirkpatrick also served for six years as a managing director at Bigler/Crossroads, a venture capital and small cap investment management firm. Mr. Kirkpatrick began his investment career in 1985 at CIGNA Corporation where he was a sector portfolio manager. While at CIGNA, Mr. Kirkpatrick also analyzed the electric utility, telecommunications, aerospace, and airline industries. Mr. Kirkpatrick received his BA in economics from the Williams College and earned the CFA professional designation in 1988. Rachel Matthews is a Partner and Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser in 2001, Ms. Matthews was a high yield bond trader at Oppenheimer Funds, Inc. from 1996 to 1999. Ms. Matthews traded U.S. government securities at HSBC Securities from 1994 to 1996. Previously, Ms. Matthews was a private placement credit analyst at the Mutual Life Insurance Company of New York. Ms. Matthews received her BA in economics from Columbia University and her MBA from New York University. Robert Fields has been in the investment industry since 1998. Prior to joining Cardinal in 2013, Mr. Fields was a partner and portfolio manager for two years at Ana Capital Management, a long-biased opportunistic value investment firm. Previously, Mr. Fields was a partner and director of research at Breeden Capital Management, a concentrated, long-only investment firm and an analyst covering value equities and distressed debt at MFP Investors, the personal investment firm of Michael F. Price.

Fiduciary Management Associates, LLC: Fiduciary Management Associates, LLC (FMA), located at 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. Kathryn A. Vorisek, Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager, and Leo Harmon, CFA, Managing Director, Director of Research and Small/SMID Cap Portfolio Manager, manage the portion of the Small Cap Fund's assets allocated to FMA. As Chief Investment Officer, Ms. Vorisek is responsible for determining the overall strategic direction of the portfolio and retains the ultimate authority for specific investment decisions. She is supported in the role by Mr. Harmon, who also serves as portfolio manager, and by a team of analysts who share responsibility for sector and company specific analysis.

Ms. Vorisek joined FMA in 1996 and was appointed FMA's Chief Investment Officer in 2000. She also has analytical responsibility for the consumer staples and energy sectors. Ms. Vorisek possesses more than 32 years of experience in the investment industry and holds a B.S. in Finance from Marquette University and an M.B.A. from the Kellogg Graduate School of Management at Northwestern University in Finance and International Business. Mr. Harmon joined FMA in 2003 and manages the firm's research efforts; he also has analytical responsibility for the financial services-banking sector. Mr. Harmon has more than 22 years of industry experience as a portfolio manager and research analyst covering a variety of industries in both larger and smaller market capitalizations, with expertise in financial services. Prior to joining FMA, Mr. Harmon was a portfolio manager at Allstate Insurance, Allstate Investments LLC. He earned a B.S. from Bradley University and an M.B.A. from Duke University.

There are no other changes to the principal investment strategies or portfolio management of the Tax-Managed Small/Mid Cap Fund.

Under the section titled "Purchasing, Exchanging and Selling Fund Shares," the text is hereby deleted and replaced with the following:

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class Y Shares of the Funds. Class Y Shares may only be purchased by:

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y Shares;

•  registered investment advisers, investing for the benefit of their clients, that are approved to purchase Class Y Shares due to having significant scale in non-money market SEI Fund assets for at least a year;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y Shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder's Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. A shareholder will no longer meet the eligibility requirements if the shareholder's investment adviser or financial firm no longer qualifies for Class Y Shares or if the shareholder terminates its relationship with a qualified firm. If such investor meets the eligibility requirements for more than one other Class of Shares, then such shareholder's Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

Other than as set forth herein, there are no other changes to the investor eligibility for Class Y Shares of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-990 (01/16)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement dated January 15, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on
March 31, 2015 and July 17, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Under the section titled "Purchasing, Exchanging and Selling Fund Shares," the text is hereby deleted and replaced with the following:

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class Y Shares of the Funds. Class Y Shares may only be purchased by:

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y Shares;

•  registered investment advisers, investing for the benefit of their clients, that are approved to purchase Class Y Shares due to having significant scale in non-money market SEI Fund assets for at least a year;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y Shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder's Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. A shareholder will no longer meet the eligibility requirements if the shareholder's investment adviser or financial firm no longer qualifies for Class Y Shares or if the shareholder terminates its relationship with a qualified firm. If such investor meets the eligibility requirements for more than one other Class of Shares, then such shareholder's Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

Other than as set forth herein, there are no other changes to the investor eligibility for Class Y Shares of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-991 (01/16)

SEI INSTITUTIONAL MANAGED TRUST

Long/Short Alternative Fund
(the "Fund")

Supplement dated January 15, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated February 13, 2015, as amended on
February 25, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Under the section titled "Purchasing, Exchanging and Selling Fund Shares," the text is hereby deleted and replaced with the following:

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class Y Shares of the Fund. Class Y Shares may only be purchased by:

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Fund's Distributor permitting the purchase of Class Y Shares;

•  registered investment advisers, investing for the benefit of their clients, that are approved to purchase Class Y Shares due to having significant scale in non-money market SEI Fund assets for at least a year;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y Shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Fund; and

•  other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder's Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. A shareholder will no longer meet the eligibility requirements if the shareholder's investment adviser or financial firm no longer qualifies for Class Y Shares or if the shareholder terminates its relationship with a qualified firm. If such investor meets the eligibility requirements for more than one other Class of Shares, then such shareholder's Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

Other than as set forth herein, there are no other changes to the investor eligibility for Class Y Shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-992 (01/16)

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund
Dynamic Asset Allocation Fund
(the "Funds")

Supplement dated January 15, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated July 29, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Under the section titled "Purchasing, Exchanging and Selling Fund Shares," the text is hereby deleted and replaced with the following:

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class Y Shares of the Funds. Class Y Shares may only be purchased by:

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y Shares;

•  registered investment advisers, investing for the benefit of their clients, that are approved to purchase Class Y Shares due to having significant scale in non-money market SEI Fund assets for at least a year;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y Shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder's Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. A shareholder will no longer meet the eligibility requirements if the shareholder's investment adviser or financial firm no longer qualifies for Class Y Shares or if the shareholder terminates its relationship with a qualified firm. If such investor meets the eligibility requirements for more than one other Class of Shares, then such shareholder's Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

Other than as set forth herein, there are no other changes to the investor eligibility for Class Y Shares of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-993 (01/16)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement dated January 15, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2015, as amended on July 17, 2015, November 6, 2015 and December 17, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the Funds.

Change in Investment Strategy

Under the heading "Investment Objectives and Policies," under the section entitled "Small Cap Fund," the second and third paragraphs are hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities (both common and preferred stocks) of small companies, including exchange-traded funds (ETFs) based on small capitalization indices and securities of real estate investment trusts (REITs). For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund may also invest in warrants and, to a lesser extent, in securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In addition, under the same heading, under the section entitled "Small Cap Value Fund," the second and third paragraphs are hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. The Fund will primarily seek to purchase securities believed to be attractively valued in relation to various measures which may include earnings, capital structure or return on invested capital. For the purpose of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants, and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to a Sub-Adviser are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In addition, under the same heading, under the section entitled "Small Cap Growth Fund," the second and third paragraphs are hereby deleted and replaced with the following:

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. The Fund will primarily seek to purchase securities believed to have attractive growth and appreciation potential. For the purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $20 million and $7.3 billion as of December 31, 2014), as determined at the time of purchase. The market capitalization range and the composition of the Russell 2000 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying primarily upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to a Sub-Adviser are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC or each Sub-Adviser may apply a variety of quantitative and/or fundamental investment styles. A quantitative investment style generally involves a systematic or rules-based approach to selecting investments based on specific measurable factors. A fundamental investment style generally involves selecting investments through research and analysis of financial statements, relevant industry and economic data, or other characteristics.

The Fund implements the investment recommendations of SIMC and its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

Change in Sub-Advisers for the Large Cap Value, Small Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small/Mid Cap Funds

Under the section titled "The Adviser and the Sub-Advisers," under the heading entitled "The Sub-Advisers," all references to (i) AJO, L.P.'s management of the Large Cap Value Fund; (ii) Integrity Asset Management's (a franchise within the registered adviser Victory Capital Management Inc.) management of the Small Cap Fund; (iii) LMCG Investments, LLC, Martingale Asset Management L.P., Security Capital Research & Management Incorporated and William Blair Investment Management, LLC's management of the Small Cap Value Fund; (iv) AQR Capital Management, LLC and J.P. Morgan Investment Management Inc.'s management of the Small Cap Growth Fund; and (v) LMCG Investments, LLC and William Blair Investment Management, LLC's management of the Tax-Managed Small/Mid Cap Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

AXIOM INTERNATIONAL INVESTORS LLC—Axiom International Investors LLC ("Axiom") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. From its origins in 1998 as an investment advisor specializing in managing international equity portfolios, Axiom has evolved into the global investment firm it is today. Axiom manages global, small cap and emerging market equities with a single guiding philosophy and consistent, disciplined investment process. Axiom's experienced, research-focused team has worked together for an average of 15 years in their sole Greenwich, Connecticut office. The firm's senior leadership has cultivated a culture of excellence, uncompromising effort and responsive service to meet the goals of the institutional investors it serves. As a 100% employee owned firm, Axiom maintains the independence it needs to focus on delivering alpha through its bottom-up, growth-oriented investment discipline.

AQR CAPITAL MANAGEMENT, LLC—AQR Capital Management, LLC ("AQR") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. AQR, a Delaware limited liability company founded in 1998, is a wholly owned subsidiary of AQR Capital Management Holdings, LLC ("AQR Holdings"), which has no activities other than holding the interests of AQR. Clifford S. Asness, Ph.D. M.B.A., may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.

CARDINAL CAPITAL MANAGEMENT, L.L.C.—Cardinal Capital Management, L.L.C. ("Cardinal") serves as a Sub-Adviser to a portion of the assets of the Small Cap Value and Tax-Managed Small/Mid Cap Funds. Cardinal Capital Management is an investment management firm focused on small and mid cap value equities. Cardinal manages approximately $2 billion in assets and has specialized in value stocks since the firm's founding in 1995. Cardinal's investment options are designed for institutions and high net worth individuals who value superior long-term, risk-adjusted investment returns.

FALCON POINT CAPITAL, LLC—Falcon Point Capital, LLC ("Falcon Point") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small Cap Growth Funds. Falcon Point is a San Francisco-based SEC-registered investment adviser which was formed with the 2004 buyout of a predecessor firm. The firm provides asset management services to pension plans, endowments, foundations, and high net worth individuals. In November 2004, senior management completed a management buyout of certain strategies and Falcon Point is now 100% employee owned.

FIDUCIARY MANAGEMENT ASSOCIATES, LLC—Fiduciary Management Associates, LLC ("FMA") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. FMA is an independent employee-owned firm. Approximately two-thirds of the firm's equity is woman- and minority-owned. FMA was founded in October 1980 and has been 100% employee-owned since 2002. In addition to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds, FMA also manages separate account portfolios for a national client base that includes corporate pension funds, foundations and endowments, and public pension funds. As of September 30, 2015, FMA had approximately $1.6 billion under management.

PARAMETRIC PORTFOLIO ASSOCIATES LLC—Parametric Portfolio Associates LLC ("Parametric") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap and Tax-Managed Managed Volatility Funds. Parametric is a Seattle, Washington based investment manager that has been providing investment advisory services since its formation in 1987. Parametric serves its clients through Investment Centers located in Seattle, WA and Minneapolis, MN, as well as through its wholly owned subsidiary, Parametric Risk Advisors LLC (PRA), an SEC-registered investment adviser located in Westport, CT. In addition, in order to meet the needs of its clients, Parametric has offices in Boston, MA and Sydney, Australia. As of October 31, 2015, Parametric's assets under management totaled approximately $152.6 billion (including assets of PRA). Parametric is a wholly-owned indirect subsidiary of Eaton Vance Corp. (EVC), a publicly held company that is traded on the New York Stock Exchange under the ticker symbol EV.

SNOW CAPITAL MANAGEMENT L.P.—Snow Capital Management, L.P. ("SCM") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. SCM is a 95% employee-owned Pennsylvania limited partnership.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading entitled "Portfolio Management," all references to (i) AJO, L.P.'s management of the Large Cap Value Fund; (ii) Integrity Asset Management's (a franchise within the registered adviser Victory Capital Management Inc.) management of the Small Cap Fund; (iii) LMCG Investments, LLC, Martingale Asset Management L.P., Security Capital Research & Management Incorporated and William Blair Investment Management, LLC's management of the Small Cap Value Fund; (iv) AQR Capital Management, LLC and J.P. Morgan Investment Management Inc.'s management of the Small Cap Growth Fund; and (v) LMCG Investments, LLC and William Blair Investment Management, LLC's management of the Tax-Managed Small/Mid Cap Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Axiom

Compensation. SIMC pays Axiom a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Axiom and SIMC. Axiom pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following information relates to the period ended November 30, 2015.

Axiom is 100% employee owned with equity partnership distributed among 17 key individuals at the firm. All 7 portfolio managers at Axiom are equity partners. Andrew Jacobson, Chief Investment Officer and Portfolio Manager is the majority shareholder and will remain in that capacity.

Axiom offers a comprehensive benefit package and profit-sharing plan with the added incentive of firm ownership. All of Axiom's employees receive a base salary. In addition, employees are eligible to participate in a profit sharing pool. Participation in that pool is a function of overall firm performance as well as individual contribution to that performance. Individual contribution is measured through a combination of short-term and long-term factors. Long-term factors include tenure, position and scope of responsibilities. Short-term factors include recent success meeting relevant operating targets, whether they are investment performance, trade execution metrics or administrative.

Portfolio Managers' performance is viewed in the context of the entire strategy they are responsible for managing, not any one particular account. Given the variability in tax situations of Axiom's underlying clients, Axiom typically views performance on a pre-tax basis when making strategy wide assessments. Additionally, Axiom takes into consideration the performance of our strategies relative to specific benchmarks, in the case of Small Cap Growth, the Russell 2000 Growth Index.

The ability to attain equity ownership is a key determinant in the stability of our investment team. Axiom maintains competitive salaries and pays bonuses twice per year, once in February and once in August, in order to keep employees continually focused on delivering top performance. Axiom's compensation structure reflects our commitment to maintaining a highly professional investment organization.

Ownership of Fund Shares. As of November 30, 2015, Axiom's portfolio managers did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts. As of November 30, 2015, in addition to the Small Cap Growth Fund, Axiom's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David Kim, CFA	0	$0	7		$208.00	1	$14.93
	0	$0	2	*	$127.71	0	$0
Matthew Franco	0	$0	8		$225.27	1	$14.93
	0	$0	2	*	$127.71	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, Axiom has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Cardinal

Compensation. SIMC pays Cardinal a fee based on the assets under management of the Small Cap Value and Tax-Managed Small/Mid Cap Funds as set forth in an investment sub-advisory agreement between Cardinal and SIMC. Cardinal pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value and Tax-Managed Small/Mid Cap Funds. The following information relates to the period ended September 30, 2015.

Ownership of Fund Shares. As of September 30, 2015, Cardinal's portfolio managers did not beneficially own any shares of the Small Cap Value or Tax-Managed Small/Mid Cap Funds.

Other Accounts. As of September 30, 2015, in addition to the Small Cap Value and Tax-Managed Small/Mid Cap Funds, Cardinal's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eugene Fox III, Robert B. Kirkpatrick, CFA, Rachel D. Matthews and Robert Fields	4	$249.67	2	$48.04	63	$1,563

None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Funds, which may have different investment guidelines and objectives. In addition to the Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Funds as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Funds and the other accounts. The other accounts may have similar investment objectives or strategies as the Funds, may track the same benchmarks or indices as the Funds track and may sell securities that are eligible to be held, sold or purchased by the Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Funds. To address and manage these potential conflicts of interest, Cardinal has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Falcon Point

Compensation. SIMC pays Falcon Point a fee based on the assets under management of the Small Cap and Small Cap Growth Funds as set forth in an investment sub-advisory agreement between Falcon Point and SIMC. Falcon Point pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap Growth Funds. The following information relates to the period ended September 30, 2015.

Portfolio Managers and Analysts are paid competitive salaries and have the ability to earn annual bonuses. Annual bonuses are based on a set of criteria including company growth and profitability, overall performance relative to appropriate index benchmarks and personal objectives relating to individual contribution and leadership. Employees who are also shareholders receive a portion of their compensation from ownership interests in Falcon Point. Base salaries are not based on performance or assets of the Small Cap and Small Cap Growth Funds and other specific accounts and bonuses are not based solely on the performance of the Small Cap and Small Cap Growth Funds.

Ownership of Fund Shares. As of September 30, 2015, Falcon Point's portfolio managers did not beneficially own any shares of the Small Cap or Small Cap Growth Funds.

Other Accounts. As of September 30, 2015, in addition to the Small Cap and Small Cap Growth Funds, Falcon Point's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Michael L. Thomas**	2	$138.47	1		$14.00	14		$354.92
James A. Bitzer	1	$10.06	3		$8.83	5		$116.22
	0	$0	3	*	$8.83	1	*	$9.02
Michael J. Mahoney	0	$0	1		$2.51	1		$1.39
	0	$0	1	*	$2.51	1	*	$1.39

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Funds, which may have different investment guidelines and objectives. In addition to the Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Funds, may track the same benchmarks or indices as the Funds track and may sell securities that are eligible to be held, sold or purchased by the Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Funds. To address and manage these potential conflicts of interest, Falcon Point has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

In the same section, under the heading entitled "Portfolio Management," under the sub-heading "FMA," the text is hereby deleted and replaced with the following:

FMA

Compensation. SIMC pays FMA a fee based on the assets under management of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds as set forth in an investment sub-advisory agreement between FMA and SIMC. FMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. The following information relates to the period ended September 30, 2015.

The Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds' portfolio managers are compensated for their management of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. Kathryn A. Vorisek is a Partner of FMA, and as such, a portion of her compensation consists of distributions pursuant to her equity interest in FMA. Ms. Vorisek's compensation also includes a fixed salary and eligibility to participate in a general bonus pool. Leo Harmon, CFA is a Managing Director and Partner of FMA, and as such, a portion of his compensation consists of distributions pursuant to his equity interest in FMA. Mr. Harmon's compensation also includes a fixed salary and eligibility to participate in an incentive compensation plan and general bonus pool. Additionally, the portfolio managers are also invested in the strategy. As owners of FMA and investors in the small cap strategy, the portfolio managers' goals, as they relate to performance, are focused on the long-term success of the strategy and the firm. The compensation of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds' portfolio managers is not specifically linked to any factors related to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds, such as its performance or asset level.

Ownership of Fund Shares. As of September 30, 2015, FMA's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Value or Tax-Managed Small/Mid Cap Funds.

Other Accounts. As of September 30, 2015, in addition to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds, FMA's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kathryn A. Vorisek	2	$273.32	0	$0	20	$1,331.58
Leo Harmon, CFA	2	$273.32	0	$0	20	$1,331.58

None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. FMA has established policies and procedures to monitor that the purchases and sales of securities among similarly managed accounts are fairly and equitably allocated over time, which may apply differently to a structure where FMA delivers investment models to an overlay manager. These include:

•  Use of and strict adherence to product strategies and uniform investment and trading processes.

•  Frequent use of block trades for most transactions involving multiple accounts; pre-trade allocations are made and non-routine adjustments to this allocation must be approved by the CCO.

•  All clients participating in block trades receive a pro rata allocation of shares and the same execution price, generally average share price. To the extent commission negotiation has been left to FMA, transaction costs are shared pro rata based on each client's participation in the trade. The CCO must approve any allocations that deviate from this policy.

•  The same allocation policy applies to IPOs and other limited investments. The CCO is copied on all IPO transactions, including the allocation of such transactions.

•  Research services provided by brokers may not always be utilized in connection with client accounts that may have provided the commissions or a portion of the commissions paid to the broker providing the services. FMA allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

•  Disclosure of fees, relationships, investment and trading practices in Form ADV.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading entitled "Portfolio Management," under the sub-heading "AQR," all references to the "Large Cap, Tax-Managed Large Cap, Small Cap and Small Cap Growth Funds" are hereby deleted and replaced with "Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds."

In the same section, under the heading entitled "Portfolio Management," under the sub-heading "Parametric," all references to the "Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Tax-Managed Small/Mid Cap Funds and Tax-Managed Managed Volatility Funds" are hereby deleted and replaced with "Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap and Tax-Managed Managed Volatility Funds."

In the same section, under the heading entitled "Portfolio Management," under the sub-heading "SCM," all references to the "Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap and Tax-Managed Small/Mid Cap Funds" are hereby deleted and replaced with "Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds."

In addition, under the same sub-heading, the "Other Accounts" table is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Richard Snow	3	$266	1		$83.2	2,834	$2,625
	0	$0	1	*	$83.2	0	$0
Joshua Schachter, CFA**	3	$76.7	0		$0	2,622	$2,862
Nathan Snyder**	4	$266	0		$0	345	$227
Anne Wickland**	4	$76.9	0		$0	236	$739
Jessica Bemer, CFA	4	$266	1		$83.2	35	$31.8
	0	$0	1	*	$83.2	0	$0
Simon Rosenberg, CFA**	2	$0.577	0		$0	2,731	$2,351
Joseph Famoso, CFA**	2	$0.600	0		$0	35	$31.8
Joseph Artuso, CFA**	3	$1.17	0		$0	35	$31.8

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  None of these accounts are subject to a performance-based advisory fee.

Other than as set forth herein, there are no other changes to the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-994 (01/16)